Stockholder's Deficit	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholder's Deficit

NOTE 7 – STOCKHOLDERS’ DEFICIT

Authorized shares – Holdings

On March 23, 2006, Holdings was authorized to issue 10,000 shares of common stock with a par value of $0.001 per share. On May 5, 2006, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 219,582,802 of which 127,000,000 were designated as common stock and the remaining 92,582,802 was designated as preferred stock. The 92,582,802 of preferred stock was allocated 14,440,920 to Series A, 11,113,544 Series B, 42,028,338 to Series C with 25,000,000 undesignated. Par value for all classes of stock was $0.001.

On January 30, 2007, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 245,673,568 of which 150,000,000 were designated as common stock and the remaining 95,673,568 was designated as preferred stock. The 95,673,568 of preferred stock was allocated 40,118,013 to Series A and 55,555,555 to Series B. As part of this amendment all outstanding shares of Series A, B, and C preferred stock on the date of amendment were converted into shares of Series A preferred stock. Par value for all classes of stock was $0.001.

Dividends - Holdings

Subject to the rights of any series of Preferred Stock that may from time to time come into existence, the holders of Series A and Series B preferred stock were entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends at the rate of 8.5% of the original Series A Series and B issue prices, per annum, on each outstanding share of Series A and Series B preferred stock on a pari passu basis, payable in preference and priority to any payment of any dividend on common stock of the Company for such year. The right to such dividends on Preferred Stock were not cumulative, and no rights were to be accrued to the holders of Preferred Stock by reason of the fact that the Company may have failed to declare or pay dividends on Preferred Stock in any previous fiscal year of the Company, whether or not earnings of the Company where sufficient to pay such dividends. No dividend was to be paid on common stock in any year, other than dividends payable solely in common stock, until all dividends for such year had been declared and paid on preferred stock. No dividends were accrued or paid during 2014 and 2013.

Liquidation preference - Holdings

The holders of Series A and Series B preferred stock were entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock by reason of their ownership of such stock, the amount of $0.33, the original Series A issue price, and $0.45, the original Series B issue price, (in each case adjusted for any stock dividends, combinations or splits with respect to such shares) for each share of Series A and Series B preferred stock, respectively, then held by them, and, in addition, an amount equal to all declared but unpaid dividends on Series A and Series B preferred stock, respectively, held by them.

If the assets and funds thus distributed among the holders of Series A and Series B preferred stock were insufficient to permit the payment to such holders of full aforesaid preferential amounts, then, subject to the rights of series of preferred stock that may from time to time come into existence, the entire assets and funds of the Company legally available for distribution were to be distributed ratably among the holders of Series A and Series B preferred stock in the respective proportions which the aggregate preferential amount of all shares of Series A and Series B preferred stock then held by each such holder bears to the aggregate preferential amount of all shares of Series A and Series B preferred stock outstanding as of the date of the distribution upon the occurrence of such liquidation event.

After payment had been made to the holders of preferred stock of the full amounts to which they were to be entitled as aforesaid, the holders of Series A preferred stock, Series B preferred stock and common stock were to participate on a pro rata basis based on the number of Common Stock equivalent shares held by a holder in the distribution of all remaining assets of the Company legally available for distribution, with the outstanding shares of Series A and Series B preferred stock treated as though they had been converted into the appropriate number of shares of Common Stock.

Conversion rights – Holdings

Each share of Series A and Series B preferred stock were to be convertible, at the option of the holder thereof, at any time after the date of issuance of such share at the office of the Company or any transfer agent for such series of Series A or Series B preferred stock into such number of fully paid and non-assessable shares of common stock as is determined by dividing $0.33 in the case of Series A preferred stock and $0.45 in the case of Series B preferred stock, by the applicable Conversion Price, in effect on the date the certificate is surrendered for conversion. The price at which shares of Common Stock were to be deliverable upon conversion of Series A or Series B preferred stock were initially at $0.33 per share with respect to shares of Series A preferred stock and $0.45 per share with respect to shares of Series B preferred stock.

Voting rights – Holdings

The holder of each share of common stock issued and outstanding were to have one vote and the holder of each share of preferred stock were to be entitled to the number of votes equal to the number of shares of common stock into which such share of preferred stock would be converted.

Reverse acquisition accounting

On February 7, 2014, Koffee Sub and Pharma completed a reverse acquisition transaction (the "Acquisition"). Concurrent with this transaction: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under U.S. GAAP guidance ASC 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

Common stock – post reverse acquisition

After completion of the reverse merger on February 7, 2014, the Company Amended and Restated its Articles of Incorporation. Under these amendments, the Company is authorized to issue a total of four-hundred million shares of common stock and fifty million shares of preferred stock. Each common stock holder is entitled to one vote. Common stock holders have no conversion rights or liquidation preferences. None of the preferred stock was issued or outstanding at December 31, 2014. Under the terms of the Company’s Amended and Restated Articles of Incorporation, the Board of Directors are authorized to determine or alter the rights, preferences, privileges, and restrictions of the Company’s authorized but unissued shares of preferred stock.